Corporate Information - Summary Of Subsidiaries Of The Company (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Ozon Holding LLC [Member]
Disclosure of subsidiaries [line items]
Subsidiary	Ozon Holding LLC
Principal Activity	Holding entity for Russia-based assets
% Equity interest	100.00%	100.00%
Internet Solutions LLC [member]
Disclosure of subsidiaries [line items]
Subsidiary	Internet Solutions LLC
Principal Activity	Internet retailer of consumer goods
% Equity interest	100.00%	100.00%
Internet Logistics LLC [member]
Disclosure of subsidiaries [line items]
Subsidiary	Internet Logistics LLC
Principal Activity	Holding entity for financial institutions
% Equity interest	100.00%	100.00%
ECOM Bank LLC [member]
Disclosure of subsidiaries [line items]
Subsidiary	ECOM Bank LLC
Principal Activity	Banking activities
% Equity interest	100.00%	0.00%
MCC Ozon Credit LLC [member]
Disclosure of subsidiaries [line items]
Subsidiary	MCC Ozon Credit LLC
Principal Activity	Microcredit financing activities
% Equity interest	100.00%	100.00%
Internet Travel LLC [member]
Disclosure of subsidiaries [line items]
Subsidiary	Internet Travel LLC
Principal Activity	Internet retailer of travel services
% Equity interest	100.00%	100.00%
Ozon Technologies LLC [member]
Disclosure of subsidiaries [line items]
Subsidiary	Ozon Technologies LLC
Principal Activity	IT services and development
% Equity interest	100.00%	100.00%